                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

The supplement dated July 1, 2004 is hereby amended and restated as follows:


ANNUITY SERVICE OFFICE ADDRESS
Effective October 22, 2004, the Annuity Service Office street address that appears in the Prospectus is changed to 601 Congress Street, Boston, MA 02210-2805. The mailing address remains as stated in the Prospectus.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company (U.S.A.)" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as currently stated.


DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PAYMENT ENHANCEMENTS
The second and third paragraphs and the table under Payment Enhancements are replaced by the following:

We are currently offering a promotional payment enhancement for initial and subsequent purchase payments to contracts issued on and after November 1, 2004. Subsequent payments to contracts issued prior to November 1, 2004 continue to receive the payment enhancement rates in effect at the time of issuance of the contract. Please refer to Appendix F and Promotional Rate E below for details on payment enhancement rates for contracts issued prior to November 1, 2004. The promotional payment enhancements may be terminated by us at any time. Initial and subsequent payments that do not receive a promotional payment enhancement will receive the guaranteed payment enhancement described in the column labeled "Guaranteed Rate" in the table below.

The payment enhancement is a percentage of your purchase payment that varies (based on the cumulative amount of your purchase payments to the date of payment) as follows:

                              PAYMENT ENHANCEMENTS


CUMULATIVE PURCHASE PAYMENTS     GUARANTEED RATE      PROMOTIONAL RATE E(1)    PROMOTIONAL RATE F(2)
Under $500,000                         3.0%                   5.0%                     4.0%
$500,000 - $2.5 million                4.0%                   5.5%                     4.5%
Over $2.5 million                      5.0%                   6.0%                     5.0%

(1) Promotional Rate E: Contracts issued on or after March 1, 2004, but prior to November 1, 2004

(2)      Promotional Rate F: Contracts issued on or after November 1, 2004

PURCHASE PAYMENTS
Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

         o You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

         o You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

         o You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

         o You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

         o You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW
(Applicable to Residents of California Only)
Effective July 1, 2004, residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans and any payment enhancement), computed at the end of the business day on which we receive your returned contract. We will recover the original amount of the payment enhancement credited, earnings attributable to the payment enhancement will not be deducted from the amount paid.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.

OPTIONAL BENEFITS

OPTIONAL PRINCIPAL PLUS RIDER
Effective October 18, 2004, contracts issued to a Tax Sheltered Annuity (as described in Section 403(b) of the Code) may elect the Principal Plus Rider.

For applications received on or after June 1, 2004, that elect the optional Principal Plus rider, the following sections of the prospectus are amended as described below. (For applications received prior to June 1, 2004 that elect the optional Principal Plus rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)

INVESTMENT OPTIONS. If you elect Principal Plus, you must invest 100% of your contract value at all times:

         (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or

         (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining which Model Allocation or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.

Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME
                               Money Market Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

                             PERCENTAGE ALLOCATION
                               OF EACH PORTFOLIO
                               WITHIN THE MODEL
 MODEL ALLOCATION NAME            ALLOCATION               PORTFOLIO NAME

Core Holdings of America              25%            American Growth-Income Trust
                                      25%            American Growth Trust
                                      15%            American International Trust
                                      35%            Diversified Bond Trust

Value Strategy                        30%            Equity-Income Trust
                                      30%            Core Equity Trust
                                      20%            Diversified Bond Trust
                                      20%            Strategic Bond Trust

Growth Blend                          40%            Blue Chip Growth Trust
                                      20%            Diversified Bond Trust
                                      20%            American Growth-Income Trust
                                      20%            Strategic Bond Trust

Global Balanced                       30%            Fundamental Value Trust
                                      20%            Global Bond Trust
                                      25%            Global Allocation Trust
                                      25%            American International Trust

CoreSolution                          34%            Strategic Income Trust
                                      33%            U.S. Global Leaders Growth Trust
                                      33%            Classic Value Trust


IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options" discussion above is applicable to you and any formerly available Model Allocations that are not described above are no longer available for transfers or payments. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:

         o You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned above provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options" above are the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

         o If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and you may continue to allocate new payments to such Model Allocation.

         o If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into a particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options" above provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Investment Options" above become the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

                                      * * *

CHARGES AND DEDUCTIONS

EXPENSES OF DISTRIBUTING THE CONTRACT

CONTRACTS SOLD DIRECTLY WITHOUT PAYMENT OF ANY SALES COMPENSATION
For such contracts issued on or after November 1, 2004, we will credit initial and subsequent purchase payments to the contract with an additional 5% of the purchase payment. (However, the amount of the payment enhancement and the credit may not exceed 9% of the purchase payment. Therefore, if the payment enhancement exceeds 4%, the amount of the credit will be reduced so that the total of the payment enhancement and the credit equals 9% of the purchase payment.)

For subsequent purchase payments to contracts issued before November 1, 2004, we will apply the credit and payment enhancement (subject to the limitations on the aggregate credit and payment enhancement that may be applied) in effect at the time of the issuance of the contract.


                        SUPPLEMENT DATED OCTOBER 18, 2004









Vantage Supp 10/18/04